Investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates and joint ventures [line items]
Investments in associates accounted for using equity method	£ 30	£ 481
Held at fair value through profit or loss, Associates	0	0
Investments in associates	30	481
Investments in joint ventures accounted for using equity method	265	281
Held at fair value through profit or loss, Joint ventures	516	509
Investments in joint ventures	781	790
Equity accounted	295	762
Held at fair value through profit lor loss	516	509
Total	811	1,271
Associates [member]
Disclosure of associates and joint ventures [line items]
Profit from continuing operations	83	173
Other comprehensive income / (expenses)	0	28
Total comprehensive income from continuing operations	83	201
Associates [member] | Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Profit from continuing operations	86	54
Other comprehensive income / (expenses)	3	32
Total comprehensive income from continuing operations	£ 89	£ 86